Accounts Receivable and Other Receivables, Net (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accounts Receivable and Other Receivables, Net [Abstract]
Allowance for doubtful accounts	€ 515,564		€ 515,564
Bad debt expense	0	€ 143,483
Bad debt recovery	€ 0	€ 0